Principal Subsidiaries, Investments in Associates and Joint Ventures - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Name of subsidiary	ING Groep N.V.
ING Bank N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Minimum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal investments in associates	20.00%
Maximum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Principal investments in associates	50.00%
Maximum [member] | ING Bank N.V. [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Line Items]
Proportion of ownership interest in subsidiary	50.00%